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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: One Front Street, 36th Floor
         San Francisco, CA 94111

Form 13F File Number: 28 - 4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Freund
Title: Chief Compliance Officer
Phone: (415) 445-5228

Signature, Place, and Date of Signing:


/s/ Susan Freund                           San Francisco, CA      July 23, 2009
-------------------------------------   ----------------------   ---------------
             [Signature]                     [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         95
Form 13F Information Table Value Total:   $107,576
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                       VOTING AUTHORITY
                                                          VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED NONE
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
ACERGY SA                      SPONSORED ADR  00443E104     1230  125042 SH          SOLE             125042
ADOBE SYS INC                       COM       00724F101     1653   58408 SH          SOLE              58408
AECOM TECHNOLOGY CORP               COM       00766T100      693   21657 SH          SOLE              21657
AK STL HLDG CORP COM                COM       001547108     1494   77836 SH          SOLE              77836
ALLEGIANT TRAVEL CO                 COM       01748X102      747   18849 SH          SOLE              18849
AMERISOURCEBERGEN CORP              COM       03073E105     1655   93308 SH          SOLE              93308
APPLE INC.                          COM       037833100     1801   12646 SH          SOLE              12646
ARVINMERITOR INC                    COM       043353101      225   51191 SH          SOLE              51191
AUTONATION INC                      COM       05329W102      631   36344 SH          SOLE              36344
AUTOZONE INC COM                    COM       053332102     1739   11505 SH          SOLE              11505
BANK OF THE OZARKS INC              COM       063904106      208    9628 SH          SOLE               9628
BLACKSTONE GROUP LP             COM UNIT LTD  09253U108      117   11072 SH          SOLE              11072
BOYD GAMING CORP                    COM       103304101     1161  136537 SH          SOLE             136537
BROADCOM CORP                       CL A      111320107     1413   56983 SH          SOLE              56983
BURLINGTON NORTHERN SANTA FE        COM       12189T104      690    9380 SH          SOLE               9380
CABELA'S INC.                       COM       126804301      726   59012 SH          SOLE              59012
CALPINE CORP                      COM NEW     131347304      389   34853 SH          SOLE              34853
CARROLS RESTAURANT GROUP INC.       COM       14574X104      584   87702 SH          SOLE              87702
CENTRAL EUROPEAN DISTRIBUTION
   CORP                             COM       153435102      405   15243 SH          SOLE              15243

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                       VOTING AUTHORITY
                                                          VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED NONE
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
CERNER CORP                         COM       156782104      208    3338 SH          SOLE               3338
CHIPOTLE MEXCICAN GRILL INC         CL A      169656105     1738   21727 SH          SOLE              21727
CIENA CORP COM                    COM NEW     171779309     1887  182337 SH          SOLE             182337
CLAYMORE EXCHANGE TRADED FD    BNY BRI&C PTF  18383M100      441   13739 SH          SOLE              13739
CONTANGO OIL & GAS CO             COM NEW     21075N204     3781   88983 SH          SOLE              88983
CONTINENTAL AIRLINES INC.           CL B      210795308      355   40105 SH          SOLE              40105
CORNING INC                         COM       219350105     1465   91222 SH          SOLE              91222
DISH NETWORK CORP                   CL A      25470M109      259   15978 SH          SOLE              15978
DOMINO'S PIZZA INC                  COM       25754A201      218   29062 SH          SOLE              29062
FLUOR CORP NEW                      COM       343412102     3126   60957 SH          SOLE              60957
FORTRESS INVESTMENT GROUP LLC       CL A      34958B106      659  192586 SH          SOLE             192586
FREEPORT MCMORAN COPPER GOLD        COM       35671D857      222    4432 SH          SOLE               4432
GENERAL ELEC CO                     COM       369604103      240   20445 SH          SOLE              20445
GOLDMAN SACHS GROUP INC             COM       38141G104     2714   18405 SH          SOLE              18405
GOODYEAR TIRE & RUBBER              COM       382550101      805   71516 SH          SOLE              71516
GOOGLE INC.                         CL A      38259P508      587    1392 SH          SOLE               1392
GRANITE CONSTRUCTION INC.           COM       387328107     2669   80210 SH          SOLE              80210
GREENHILL & CO INC                  COM       395259104      236    3263 SH          SOLE               3263
GROUP ONE AUTOMOTIVE INC            COM       398905109      223    8555 SH          SOLE               8555

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                       VOTING AUTHORITY
                                                          VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED NONE
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
GUESS? INC                          COM       401617105     1172   45478 SH          SOLE              45478
HERTZ GLOBAL HOLDINGS INC           COM       42805T105      282   35308 SH          SOLE              35308
HILL INTERNATIONAL INC              COM       431466101      163   37929 SH          SOLE              37929
HORSEHEAD HOLDING CORP              COM       440694305      217   29113 SH          SOLE              29113
INTERNATIONAL BUSINESS MACHINE      COM       459200101     2173   20809 SH          SOLE              20809
INTERNATIONAL GAME TEC              COM       459902102      569   35804 SH          SOLE              35804
INTL COAL GROUP INC                 COM       45928H106     2167  757543 SH          SOLE             757543
INTREPID POTASH INC                 COM       46121Y102      498   17735 SH          SOLE              17735
ISHARES TR                     FTSE XNHUA IDX 464287184      525   13680 SH          SOLE              13680
ISHARES INC                     MSCI BRAZIL   464286400      382    7216 SH          SOLE               7216
ISHARES TR                     MSCI EMERG MKT 464287234      430   13341 SH          SOLE              13341
ISHARES INC                    MSCI HONG KONG 464286871      398   28961 SH          SOLE              28961
JACK IN THE BOX INC                 COM       466367109     1345   59907 SH          SOLE              59907
JETBLUE AIRWAYS CORP                COM       477143101      126   29522 SH          SOLE              29522
JP MORGAN CHASE & CO                COM       46625H100     4463  130849 SH          SOLE             130849
KB HOME                             COM       48666K109      463   33836 SH          SOLE              33836
KBR INC                             COM       48242W106      603   32719 SH          SOLE              32719
KINDER MORGAN ENERGY PRTNRS        UT LTD     494550106     1677   32796 SH          SOLE              32796
KONGZHONG CORP                 SPONSORED ADR  50047P104      361   33587 SH          SOLE              33587

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                       VOTING AUTHORITY
                                                          VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED NONE
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
LAS VEGAS SANDS INC.                COM       517834107      566   72022 SH          SOLE              72022
LIMELIGHT NETWORKS INC              COM       53261M104      167   37994 SH          SOLE              37994
LIVEPERSON INC                      COM       538146101      771  192695 SH          SOLE             192695
M/I HOMES INC.                      COM       55305B101      101   10350 SH          SOLE              10350
MANNKIND CORP                       COM       56400P201     2755  331570 SH          SOLE             331570
MCDERMOTT INTL INC                  COM       580037109     5477  269664 SH          SOLE             269664
MELCO CROWN ENTERTAINMENT LTD       ADR       585464100      571  126792 SH          SOLE             126792
MERITAGE HOMES CORP                 COM       59001A102     3147  166848 SH          SOLE             166848
MORGAN STANLEY                    COM NEW     617446448     3534  123948 SH          SOLE             123948
MOSAIC COMPANY (THE)                COM       61945A107     1978   44639 SH          SOLE              44639
NATIONAL COAL CORP                COM NEW     632381208      598  502276 SH          SOLE             502276
O'CHARLEY'S INC                     COM       670823103      274   29628 SH          SOLE              29628
OCH-ZIFF CAPITAL MANAGEMENT GR      CL A      67551U105      149   16701 SH          SOLE              16701
OLYMPIC STEEL INC.                  COM       68162K106     1399   57178 SH          SOLE              57178
PAPA JOHNS INTL INC                 COM       698813102      754   30435 SH          SOLE              30435
PENSKE AUTOMOTIVE GROUP INC         COM       70959W103     1377   82727 SH          SOLE              82727
PINNACLE ENTERTAINMENT INC.         COM       723456109     2558  275327 SH          SOLE             275327
POTASH CORP SASK INC COM            COM       73755L107     2212   23769 SH          SOLE              23769
PROSHARES TR                     PSHS ULTSH
                                    20YRS     74347R297     1104   21673 SH          SOLE              21673

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                       VOTING AUTHORITY
                                                          VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED NONE
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
QUALCOMM INC                        COM       747525103     2863   63335 SH          SOLE              63335
QUICKSILVER RESOURCES INC.          COM       74837R104     1677  180492 SH          SOLE             180492
RELIANCE STEEL & ALUMINUM CO        COM       759509102      431   11225 SH          SOLE              11225
RIVERBED TECHNOLOGY INC             COM       768573107      215    9285 SH          SOLE               9285
RUTH'S HOSPITALITY GROUP INC        COM       783332109      578  157591 SH          SOLE             157591
SEARS HOLDINGS CORP                 COM       812350106     2707   40693 SH          SOLE              40693
SKYWORK SOLUTIONS INC               COM       83088M102      197   20152 SH          SOLE              20152
SPDR GOLD TRUST                   GOLD SHS    78463V107      382    4187 SH          SOLE               4187
STARBUCKS CORP                      COM       855244109      381   27419 SH          SOLE              27419
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR  874039100     1392  147925 SH          SOLE             147925
TARGET CORPORATION                  COM       87612E106     2833   71769 SH          SOLE              71769
TEKELEC                             COM       879101103      199   11822 SH          SOLE              11822
TERRA NITROGEN CO LP              COM UNIT    881005201      292    2899 SH          SOLE               2899
TOLL BROTHERS INC                   COM       889478103     2475  145831 SH          SOLE             145831
TRANSACT TECHNOLOGIES INC.          COM       892918103      309   61996 SH          SOLE              61996
UNION PACIFIC CORP                  COM       907818108      707   13587 SH          SOLE              13587
URS CORP NEW                        COM       903236107     2640   53306 SH          SOLE              53306
VARIAN MEDICAL SYSTEMS, INC         COM       92220P105      268    7616 SH          SOLE               7616
ZORAN CORP                          COM       98975F101      130   11930 SH          SOLE              11930